Quarterly Operating Results (Unaudited) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Line Items]
Severance and other restructuring costs	$ 13,600	$ 14,100	$ 4,900	$ 14,600	$ 22,000	$ 9,200	$ 38,200	$ 1,400	$ 47,170	$ 70,827	$ 14,888
Purchase accounting effects related to acquisitions							$ 7,400
Tripwire [Member]
Quarterly Financial Data [Line Items]
Compensation expense				$ 9,200					$ 9,200